Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance, beginning of year	$ 34,027	$ 24,914
Increases in unrecognized tax benefits as a result of tax positions taken during current year	4,833	9,113
Balance, end of year	$ 38,860	$ 34,027